Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2050 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2050 Fund - Class A
Bar Chart Table:
Annual Return 2014	5.29%
Annual Return 2015	(1.05%)
Annual Return 2016	8.19%
Annual Return 2017	21.35%
Annual Return 2018	(8.49%)
Annual Return 2019	26.28%
Annual Return 2020	17.16%
Annual Return 2021	15.71%
Annual Return 2022	(18.55%)
Annual Return 2023	18.92%